Financing and Interest (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of financing and interest

	Years Ended December 31
	2024	2023
Interest on Credit Facilities	$55,498	$56,713
Interest on long-term notes	148,968	102,426
Interest on lease obligations	1,638	684
Cash interest	$206,104	$159,823
Amortization of debt issue costs	16,694	11,944
Accretion of asset retirement obligations (note 10)	21,226	20,406
Early redemption expense	24,350	—
Financing and interest	$268,374	$192,173